LOOMIS SAYLES FUNDS

NATIXIS FUNDS

Supplement dated February 26, 2021, to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2021, and the Natixis Funds Statements of Additional Information, dated February 1, 2021, May 1, 2020 and December 15, 2020, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Credit Income Fund	Loomis Sayles International Growth Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Investment Grade Fixed Income
Loomis Sayles Global Bond Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Fund	Loomis Sayles Small Cap Growth
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Value
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Institutional High Income Fund	Loomis Sayles Strategic Income Fund

Effective March 1, 2021, Daniel J. Fuss has resigned as Portfolio Manager of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Global Allocation Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Investment Grade Bond Fund, and Loomis Sayles Strategic Income Fund (the “Funds”). In addition, Mr. Fuss has resigned as Executive Vice President of Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts”). Accordingly, all references to Mr. Fuss as an officer of the Trusts and portfolio manager of the Funds in each Statement of Additional Information are hereby deleted.

LOOMIS SAYLES GLOBAL ALLOCATION FUND

(the “Fund)

Supplement dated February 26, 2021 to the Statement of Additional Information of the Loomis Sayles Global Allocation Fund, dated February 1, 2021, as may be revised and supplemented from time to time.

Effective March 1, 2021, Matthew J. Eagan has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Eagan as of December 31, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Matthew J. Eagan (Loomis Sayles)	18	$30.2 billion	0	$0	30	$12.2 billion	0	$0	126	$22.7 billion	5	$657.8 million

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2020, Mr. Eagan had the following ownership of the Fund:

Fund(s) Managed	Dollar Range of Equity Securities Invested*
Loomis Sayles Global Allocation Fund	A

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000